As filed with the SEC on June 5, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida  33716

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code:   (727) 299-1800

Dennis P. Gallagher, Esq., P.O. Box 9012, Clearwater, Florida  33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 - March 31, 2013

Item 1: Report(s) to Shareholders.  The Annual Report is attached.

TRANSAMERICA INCOME SHARES, INC.

Annual Report

March 31, 2013

Transamerica Income Shares, Inc.

(unaudited)

MARKET ENVIRONMENT

The fiscal year ended March 31, 2013, saw moderate economic performance, but stronger financial markets. The political issues, such as the elections or the Fiscal Cliff now, seem like a distant memory, but late night heroics over the New Year reduced significant uncertainty within the marketplace, and continued a rally in risk assets. The next negative uncertainty was the concern over the payroll tax increase and its potentially negative impact on the economy. However, three months later, expectations of a 3% economic expansion for the first quarter alleviated that concern.

One of the biggest surprises of the year was the depth of the slowdown in Europe, led by Southern Europe following their introduction of austerity programs in the previous year. This led the European Central Bank in late August to send a signal to the markets that it would do “whatever it takes” to maintain the Euro. At the same time, U.S. economic growth began to slow leading the Federal Reserve (“Fed”) to embark on yet another quantitative easing program. This monetary policy intervention led to stabilization within the marketplace, as witnessed by sovereign yields falling dramatically and keeping an underpinning of support for risk assets within the U.S.

Growth continued to be difficult to achieve around the world as China wrestled with a downshift in growth, and Japan, after a long decade of little or no growth, has decided to enter the race for currency depreciation in hopes of stimulating its economic growth rate. From a more positive perspective, housing and autos continued their turnaround during the year in the U.S.

PERFORMANCE

For the year ended March 31, 2013, Transamerica Income Shares, Inc. returned 10.74% on a net asset value basis and 4.78% on a market price basis. By comparison its benchmark, the Barclays U.S. Aggregate Bond Index (“BAB”), returned 3.77%.

STRATEGY REVIEW

Transamerica Income Shares, Inc. maintained an overweight position to spread products and a shorter duration than that of the BAB, generating a positive return in excess of the BAB. Our duration positioning modestly hurt performance as interest rates fell and the curve flattened.

Spread product helped to drive performance as the bonds generated more yield than the benchmark. The outperformance was primarily driven by an overweight to corporate credit (investment grade and high yield) and non-agency mortgage backed securities as the excess spread and spread tightening drove excess returns. The reduction in tail risk given different moves by policy makers helped improve the environment for risky assets.

The finance sector outperformed the other sectors in the Corporate universe with overweight positions to banking, real estate investment trusts (“REITs”), and insurance bonds helping performance. The portfolio’s allocation in non-agency MBS has benefited from the turn in the housing market as well as positive technicals within the sector. Within the Emerging Markets sectors, local currency positions benefited from better growth dynamics and disinflation in the markets.

Brian Westhoff, CFA

Bradley J. Beman, CFA

Jim Schaeffer

David Halfpap, CFA

Rick Perry, CFA

Co-Portfolio Managers

AEGON USA Investment Management, LLC

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at October 1, 2012, and held for the entire period until March 31, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, you expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the directors and their counsel, extraordinary expenses and interest expense.

		Actual Expenses(C)		Hypothetical Expenses(A)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(B)	Ending Account Value	Expenses Paid During Period(B)	Annualized Expense Ratio
Transamerica Income Shares, Inc.	$1,000.00	$1,047.90	$3.68	$1,021.34	$3.63	0.72%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days), and divided by the number of days in the year (365 days).

(C)	Based on net asset value return.

SCHEDULE OF INVESTMENTS COMPOSITION

At March 31, 2013

(the following chart summarizes the Schedule of Investments of the fund by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	73.2%
Securities Lending Collateral	10.7
Mortgage-Backed Securities	8.8
Asset-Backed Securities	4.5
Foreign Government Obligations	3.5
Convertible Bonds	2.0
U.S. Government Obligations	1.9
Preferred Stocks	1.9
Municipal Government Obligations	1.5
Preferred Corporate Debt Security	1.4
Repurchase Agreement	1.1
U.S. Government Agency Obligation	0.2
Other Assets and Liabilities - Net	(10.7)
Total	100.0%

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At March 31, 2013

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 1.9%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 965,223	$ 1,348,296
U.S. Treasury Note
1.75%, 05/15/2022	1,465,000	1,469,235

Total U.S. Government Obligations (cost $2,504,905)		2,817,531

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac STRIPS, IO
5.00%, 08/01/2035	1,793,661	237,305

Total U.S. Government Agency Obligation (cost $615,529)		237,305

FOREIGN GOVERNMENT OBLIGATIONS - 3.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD 1,500,000	1,541,108
Mexican Bonos
7.00%, 06/19/2014	MXN 12,000,000	1,004,656
7.25%, 12/15/2016	14,000,000	1,236,502
Republic of Chile
5.50%, 08/05/2020	CLP 576,000,000	1,314,783

Total Foreign Government Obligations (cost $4,577,833)		5,097,049

MORTGAGE-BACKED SECURITIES - 8.8%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 345,000	363,592
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)	1,050,000	1,088,979
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.14%, 08/26/2035 - 144A (A)	451,472	445,025
Series 2009-RR14, Class 1A1
6.06%, 05/26/2037 - 144A (A)	522,522	558,502
Series 2009-RR3, Class 2A1
4.62%, 05/26/2037 - 144A (A)	51,059	51,237
Series 2009-RR6, Class 2A1
2.96%, 08/26/2035 - 144A (A)	634,420	581,979
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	534,238	555,559
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	503,576	524,328
Series 2006-OC1, Class 2A3A
0.52%, 03/25/2036 (A)	1,500,000	824,448
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	317,982	316,785
Impac CMB Trust
Series 2007-A, Class A
0.45%, 05/25/2037 (A)	720,350	692,015
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.90%, 12/26/2037 - 144A (A)	291,522	292,558
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	211,151	220,981

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 12A1
5.17%, 08/26/2036 - 144A (A)	$ 224,203	$ 220,307
Series 2009-R7, Class 1A1
2.56%, 02/26/2036 - 144A (A)	515,493	503,648
Series 2009-R7, Class 4A1
2.92%, 09/26/2034 - 144A (A)	389,515	377,640
Series 2009-R9, Class 1A1
2.68%, 08/26/2046 - 144A (A)	462,732	467,100
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (A)	526,259	573,473
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.36%, 01/27/2047 - 144A (A)	314,416	318,682
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	301,110	311,752
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.79%, 08/15/2045 - 144A (A)	950,000	1,091,533
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	596,897	615,670
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	366,841	367,144
RREF 2013 LT1 LLC
2.83%, 05/22/2028	1,250,000	1,250,000
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	200,367	200,417
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 (A)	122,452	123,657
Series 2003-L, Class 1A2
4.51%, 11/25/2033 (A)	101,252	103,262

Total Mortgage-Backed Securities (cost $12,371,348)		13,040,273

ASSET-BACKED SECURITIES - 4.5%
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.48%, 09/25/2036 (A)	2,000,000	1,316,402
GSAA Trust
Series 2006-1, Class A3
0.53%, 01/25/2036 (A)	1,170,354	793,690
GSAMP Trust
Series 2006-HE1, Class A2D
0.51%, 01/25/2036 (A)	1,230,000	1,044,596
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	232,000	234,320
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	852,380
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.44%, 03/20/2036 (A)	804,000	772,993

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust
Series 2005-8, Class 1A3
0.55%, 12/25/2035 (A)	$ 1,405,000	$ 859,548
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.52%, 02/25/2036 (A)	799,552	756,919

Total Asset-Backed Securities (cost $5,246,422)		6,630,848

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.5%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 (B) (C)	835,000	869,995
State of California
7.95%, 03/01/2036	1,035,000	1,298,925

Total Municipal Government Obligations (cost $1,871,172)		2,168,920

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Insurance - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	1,930,000	2,079,575

Total Preferred Corporate Debt Security (cost $1,621,551)		2,079,575

CORPORATE DEBT SECURITIES - 73.2%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.13%, 01/15/2023 - 144A (D)	130,000	134,875
Airlines - 2.2%
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	540,880	603,081
American Airlines Pass-Through Trust
4.00%, 07/15/2025 - 144A	695,000	706,728
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	282,452	288,101
Series 2007-1, Class B
6.90%, 04/19/2022	674,970	725,998
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	826,493	950,467
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	642,237
Building Products - 0.8%
Owens Corning
Series 2012-AA, Class A
4.20%, 12/15/2022	$ 1,140,000	1,165,932
Capital Markets - 1.2%
Jefferies Group, Inc.
5.13%, 01/20/2023 (D)	440,000	465,862
Macquarie Group, Ltd.
Series 2012-A, Class A4
6.25%, 01/14/2021 - 144A	705,000	783,269
Morgan Stanley
5.75%, 01/25/2021	400,000	462,235

	Principal	Value
Commercial Banks - 8.5%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	$ 1,212,000	$ 1,623,316
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A (D)	800,000	908,000
CIT Group, Inc.
Series 2007-1A, Class A1L
4.75%, 02/15/2015 - 144A (D)	310,000	324,725
FirstMerit Corp.
Series 2012-2A, Class A2
4.35%, 02/04/2023	475,000	492,341
Intesa Sanpaolo SpA
3.13%, 01/15/2016	1,070,000	1,045,971
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	1,000,000	1,094,543
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A (A) (E)	1,095,000	1,464,562
Regions Bank
7.50%, 05/15/2018	1,115,000	1,368,663
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015 (D)	500,000	518,281
UBS AG
7.63%, 08/17/2022 (D)	490,000	547,556
Wells Fargo & Co. Series K 7.98%, 03/15/2018 (A) (E)	1,440,000	1,661,400
Zions Bancorporation 7.75%, 09/23/2014	1,400,000	1,522,066
Commercial Services & Supplies - 1.8%
EnergySolutions, Inc. / EnergySolutions LLC 10.75%, 08/15/2018	611,000	636,968
Hertz Corp. 5.88%, 10/15/2020	130,000	137,150
KAR Auction Services, Inc. 4.30%, 05/01/2014 (A)	1,035,000	1,035,010
Steelcase, Inc. 6.38%, 02/15/2021	800,000	884,474
Construction Materials - 1.0%
Cemex Finance LLC 9.50%, 12/14/2016 - 144A	700,000	757,750
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019 - 144A (D)	600,000	690,000
Consumer Finance - 1.8%
Ally Financial, Inc. 4.63%, 06/26/2015 (D)	650,000	680,091
SLM Corp., Series MTN 3.88%, 09/10/2015	350,000	364,451
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	180,000	179,100
6.90%, 12/15/2017	1,430,000	1,437,150
Containers & Packaging - 1.3%
Exopack Holding Corp. 10.00%, 06/01/2018 (D)	720,000	716,400
Graphic Packaging International, Inc.
4.75%, 04/15/2021 (F)	140,000	141,750
9.50%, 06/15/2017	865,000	919,063
Sealed Air Corp. 8.13%, 09/15/2019 - 144A (D)	105,000	118,781

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

	Principal	Value
Distributors - 0.8%
Glencore Funding LLC 6.00%, 04/15/2014 - 144A	$ 1,075,000	$ 1,126,049
Diversified Financial Services - 5.5%
Bank of America Corp. 6.50%, 08/01/2016	1,070,000	1,232,300
Citigroup, Inc. 5.95%, 01/30/2023 (A) (D) (E)	810,000	840,375
CNH Capital LLC 3.88%, 11/01/2015	160,000	164,000
Ford Motor Credit Co., LLC
3.88%, 01/15/2015 (D)	420,000	436,618
4.25%, 09/20/2022 (D)	360,000	372,222
General Electric Capital Corp. Series A 7.13%, 06/15/2022 (A) (E)	700,000	814,145
Oaktree Capital Management, LP 6.75%, 12/02/2019 - 144A	1,110,000	1,286,588
Prospect Capital Corp. 5.88%, 03/15/2023	805,000	806,524
Unison Ground Lease Funding LLC 6.39%, 04/15/2020 - 144A	1,515,000	1,738,952
Vesey Street Investment Trust I 4.40%, 09/01/2016 (G)	335,000	364,149
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc. Series T 5.80%, 03/15/2022 (D)	710,000	718,875
GTP Towers Issuer LLC 4.44%, 02/15/2015 - 144A	1,305,000	1,364,120
Hughes Satellite Systems Corp. 6.50%, 06/15/2019	200,000	219,500
Level 3 Communications, Inc. 8.88%, 06/01/2019 - 144A (D)	85,000	92,863
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350,000	364,437
11.75%, 07/15/2017 - 144A	100,000	106,000
Electrical Equipment - 1.9%
Anixter, Inc. 5.95%, 03/01/2015	1,200,000	1,275,000
Polypore International, Inc. 7.50%, 11/15/2017 (D)	1,440,000	1,544,400
Energy Equipment & Services - 2.1%
Drill Rigs Holdings, Inc. 6.50%, 10/01/2017 - 144A	160,000	161,600
Enterprise Products Operating LLC Series A 8.38%, 08/01/2066 (A)	600,000	690,000
Seadrill, Ltd. 5.63%, 09/15/2017 - 144A	325,000	328,250
Transocean, Inc. 6.38%, 12/15/2021	1,065,000	1,239,954
Weatherford International, Ltd. 9.63%, 03/01/2019	545,000	711,798
Food & Staples Retailing - 1.3%
C&S Group Enterprises LLC 8.38%, 05/01/2017 - 144A	691,000	735,915
Ingles Markets, Inc. 8.88%, 05/15/2017	1,055,000	1,106,431
Stater Bros Holdings, Inc. 7.38%, 11/15/2018	35,000	37,406

	Principal	Value
Food Products - 1.3%
Arcor SAIC 7.25%, 11/09/2017 - 144A	$ 715,000	$ 736,450
Michael Foods Group, Inc. 9.75%, 07/15/2018	720,000	801,000
Post Holdings, Inc. 7.38%, 02/15/2022	305,000	333,594
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 6.25%, 08/01/2020	290,000	308,487
Health Care Providers & Services - 0.9%
CHS/Community Health Systems, Inc. 7.13%, 07/15/2020	500,000	542,500
Express Scripts Holding Co. 4.75%, 11/15/2021	660,000	749,307
Hotels, Restaurants & Leisure - 1.3%
CityCenter Holdings LLC / CityCenter Finance Corp. 10.75%, 01/15/2017 (D) (H)	500,000	552,500
WMG Acquisition Corp. 6.00%, 01/15/2021 - 144A	610,000	638,975
Wyndham Worldwide Corp. Series 2012-A, Class A3 2.50%, 03/01/2018	755,000	759,275
Household Durables - 1.1%
Beazer Homes USA, Inc. Series 2006-SD3, Class 21A1 6.63%, 04/15/2018 (D)	660,000	712,800
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 - 144A	365,000	390,550
Meritage Homes Corp. 4.50%, 03/01/2018 - 144A	525,000	523,687
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/2020	640,000	652,000
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019	360,000	388,800
7.88%, 05/15/2021 (D)	720,000	801,000
Insurance - 7.4%
American Financial Group, Inc. 9.88%, 06/15/2019	920,000	1,248,241
Chubb Corp. 6.38%, 03/29/2067 (A)	879,000	965,801
Fidelity National Financial, Inc. 6.60%, 05/15/2017 (D)	1,495,000	1,695,394
Hanover Insurance Group, Inc. Series 2007-1, Class A4 6.38%, 06/15/2021	865,000	998,916
ING US, Inc. 5.50%, 07/15/2022 - 144A	470,000	520,005
Liberty Mutual Group, Inc. 4.95%, 05/01/2022 - 144A (D)	415,000	455,047
Oil Insurance, Ltd. 3.27%, 05/02/2013 - 144A (A) (E)	675,000	619,567
Reinsurance Group of America, Inc. 6.75%, 12/15/2065 (A) (D)	1,640,000	1,656,400

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

	Principal	Value
Insurance (continued)
Sompo Japan Insurance, Inc. 5.33%, 03/28/2073 - 144A (A)	$ 1,250,000	$ 1,246,875
Stone Street Trust 5.90%, 12/15/2015 - 144A	1,400,000	1,521,513
IT Services - 0.8%
Cardtronics, Inc. 8.25%, 09/01/2018	1,110,000	1,215,450
Marine - 0.7%
Martin Midstream Partners LP / Martin Midstream Finance Corp. Series 2012-1A, Class A 8.88%, 04/01/2018 (D)	963,000	1,035,225
Media - 1.5%
Clear Channel Worldwide Holdings, Inc.
Series A
7.63%, 03/15/2020	85,000	87,869
Series B
7.63%, 03/15/2020	610,000	636,687
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016 - 144A	775,000	845,719
Nara Cable Funding, Ltd. 8.88%, 12/01/2018 - 144A	600,000	628,500
Metals & Mining - 2.0%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A	555,000	741,672
ArcelorMittal 6.75%, 02/25/2022	1,035,000	1,131,114
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/01/2015 - 144A (D)	90,000	94,275
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019	700,000	964,343
Multi-Utilities - 1.0%
Black Hills Corp.
5.88%, 07/15/2020	700,000	812,911
9.00%, 05/15/2014	640,000	692,968
Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp. 6.50%, 08/15/2017 (D)	675,000	744,188
Energy Transfer Equity, LP 7.50%, 10/15/2020	180,000	207,450
Energy Transfer Partners, LP 5.20%, 02/01/2022	570,000	639,961
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014 - 144A	940,000	1,017,550
Linn Energy LLC / Linn Energy Finance Corp. 6.25%, 11/01/2019 - 144A	695,000	710,638
Lukoil International Finance BV 6.38%, 11/05/2014 - 144A	880,000	944,064
Petrobras International Finance Co. 5.38%, 01/27/2021	560,000	604,236
Petrohawk Energy Corp. 7.25%, 08/15/2018	635,000	710,530
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 - 144A	571,000	746,582
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 - 144A	925,000	1,151,625
Rosneft Oil Co. via Rosneft International Finance, Ltd. 3.15%, 03/06/2017 - 144A (D)	530,000	532,650

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
TNK-BP Finance SA 6.25%, 02/02/2015 - 144A	$ 650,000	$ 694,460
Paper & Forest Products - 1.2%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 - 144A	350,000	381,500
Boise Cascade LLC/Boise Cascade Finance Corp. 6.38%, 11/01/2020 - 144A	480,000	509,400
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021 - 144A (D)	755,000	833,897
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75%, 02/15/2021 - 144A	248,000	248,930
Pharmaceuticals - 0.3%
Watson Pharmaceuticals, Inc. 3.25%, 10/01/2022 (D)	465,000	471,365
Professional Services - 0.5%
Block Financial LLC 5.13%, 10/30/2014	700,000	735,459
Real Estate Investment Trusts - 2.1%
EPR Properties 7.75%, 07/15/2020	1,285,000	1,536,579
Kilroy Realty, LP 6.63%, 06/01/2020	1,320,000	1,598,850
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 - 144A (D)	630,000	675,675
Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	546,790
7.13%, 10/15/2020 - 144A	1,500,000	1,703,380
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	677,625
7.38%, 06/15/2019 - 144A	370,000	393,587
Specialty Retail - 1.2%
Claire’s Stores, Inc. 9.00%, 03/15/2019 - 144A	635,000	717,550
Michaels Stores, Inc. 11.38%, 11/01/2016 (D)	1,003,000	1,049,399
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold / Apparel Group USA / Footwear Acc Retail 6.88%, 03/15/2019	240,000	254,100
Tobacco - 0.7%
Lorillard Tobacco Co. 8.13%, 06/23/2019	830,000	1,055,953
Trading Companies & Distributors - 1.5%
International Lease Finance Corp.
6.25%, 05/15/2019 (D)	665,000	728,175
6.75%, 09/01/2016 - 144A	1,280,000	1,446,400
Wireless Telecommunication Services - 4.6%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965,000	1,110,736
6.11%, 01/15/2020 - 144A	1,065,000	1,302,918
MetroPCS Wireless, Inc. 6.63%, 04/01/2023 - 144A	525,000	535,500
SBA Tower Trust 5.10%, 04/17/2017 - 144A	1,350,000	1,518,407

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

	Principal	Value
Wireless Telecommunication Services (continued)
Sprint Nextel Corp. 8.38%, 08/15/2017 (D)	$ 700,000	$ 814,625
WCP Wireless Site Funding / WCP Wireless Site RE Funding / WCP Wireless Site NON 6.83%, 11/15/2015 - 144A	1,430,000	1,538,336

Total Corporate Debt Securities (cost $97,683,330)		107,871,305

CONVERTIBLE BONDS - 2.0%
Automobiles - 0.5%
Ford Motor Co. Series 2012-D, Class A3 4.25%, 11/15/2016	430,000	689,075
Electric Utilities - 0.8%
InterGen NV 9.00%, 06/30/2017 - 144A (D)	1,225,000	1,203,563
Energy Equipment & Services - 0.7%
NuStar Logistics, LP 8.15%, 04/15/2018	975,000	1,115,513

Total Convertible Bonds (cost $2,810,500)		3,008,151

	Shares	Value
PREFERRED STOCKS - 1.9%
Commercial Banks - 0.4%
CoBank ACB 144A, 6.25% (A)	4,530	482,400
Consumer Finance - 0.8%
Ally Financial, Inc. - 8.50% (A)	44,800	1,199,744

	Shares	Value
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. - 144A, 9.08%	852	$ 1,061,873

Total Preferred Stocks (cost $2,410,661)		2,744,017

SECURITIES LENDING COLLATERAL - 10.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (I)	15,765,950	15,765,950

Total Securities Lending Collateral (cost $15,765,950)		15,765,950

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% (I), dated 03/28/2013, to be repurchased at $1,593,794 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 2.50%, due 10/20/2027, and with a value of $1,630,093.	$ 1,593,788	1,593,788

Total Repurchase Agreement (cost $1,593,788)		1,593,788

Total Investment Securities (cost $149,072,989) (J)		163,054,712
Other Assets and Liabilities - Net		(15,792,530)

Net Assets		$ 147,262,182

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $869,995, or 0.59% of the fund’s net assets.
(C)	Restricted security. At March 31, 2013, the fund owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets

Municipal Government Obligations	Rhode Island Economic Development Corp.	10/25/2010	$ 835,000	$ 869,995	0.59%

			$ 835,000	$ 869,995	0.59%

(D)	All or a portion of this security is on loan. The value of all securities on loan is $15,447,732. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(G)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed.
(I)	Rate shown reflects the yield at March 31, 2013.
(J)	Aggregate cost for federal income tax purposes is $149,928,462. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $13,783,758 and $657,508, respectively. Net unrealized appreciation for tax purposes is $13,126,250.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $58,581,016 or 39.78% of the fund’s net assets.
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
MXN	Mexican Peso

VALUATION SUMMARY: (K)

Investment Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
U.S. Government Obligations	$—	$2,817,531	$—	$2,817,531
U.S. Government Agency Obligation	—	237,305	—	237,305
Foreign Government Obligations	—	5,097,049	—	5,097,049
Mortgage-Backed Securities	—	13,040,273	—	13,040,273
Asset-Backed Securities	—	6,630,848	—	6,630,848
Municipal Government Obligations	—	2,168,920	—	2,168,920
Preferred Corporate Debt Security	—	2,079,575	—	2,079,575
Corporate Debt Securities	—	107,871,305	—	107,871,305
Convertible Bonds	—	3,008,151	—	3,008,151
Preferred Stocks	2,744,017	—	—	2,744,017
Securities Lending Collateral	15,765,950	—	—	15,765,950
Repurchase Agreement	—	1,593,788	—	1,593,788
Total Investment Securities	$18,509,967	$ 144,544,745	$—	$163,054,712

Other Liabilities (L)	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Collateral for Securities on Loan	$—	$(15,765,950)	$—	$(15,765,950)
Total Other Liabilities	$—	$(15,765,950)	$—	$(15,765,950)

(K)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2013. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(L)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At March 31, 2013

Assets:
Investment securities, at value (cost: $147,479,201)	$161,460,924
(including securities loaned of $15,447,732)
Repurchase agreement, at value (cost $1,593,788)	1,593,788
Receivables:
Interest	1,970,413
Dividends	6,228
Securities lending income (net)	3,728
Prepaid expenses	1,651

Total assets	165,036,732

Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	1,249,999
When-issued securities purchased	140,000
Management and advisory fees	62,492
Distributions to shareholders	473,908
Transfer agent fees	3,581
Director fees	183
Administration fees	3,125
Other	75,312
Collateral for securities on loan	15,765,950

Total liabilities	17,774,550

Net assets applicable to 6,318,771 capital shares outstanding, $1.00 par value (authorized 20,000,000 shares)	$147,262,182

Net assets consist of:
Paid-in capital	$140,831,347
Distributions in excess of net investment income	(1,329,381)
Undistributed (accumulated) net realized gain (loss) from investment securities and foreign currency transactions	(6,222,509)
Net unrealized appreciation (depreciation) on:
Investment securities	13,981,723
Translation of assets and liabilities denominated in foreign currencies	1,002

Net assets	$147,262,182

Net asset value per share	$23.31

STATEMENT OF OPERATIONS

For the year ended March 31, 2013

Investment Income:
Dividend income	$237,930
Interest income (net of withholding taxes on foreign interest of $2,630)	8,413,342
Securities lending income (net)	86,143

Total investment income	8,737,415

Expenses:
Management and advisory	718,447
Transfer agent	49,256
Printing and shareholder reports	45,034
Custody	44,488
Administration	35,922
Legal	49,254
Audit and tax	30,470
Director	20,244
Other	41,215

Total expenses	1,034,330

Net investment income	7,703,085

Net realized gain (loss) on transactions from:
Investment securities	886,248
Foreign currency transactions	(11,853)

Total realized gain (loss)	874,395

Net change in unrealized appreciation (depreciation) on:
Investment securities	6,310,925
Translation of assets and liabilities denominated in foreign currencies	997

Net change in unrealized appreciation (depreciation)	6,311,922

Net realized and change in unrealized gain	7,186,317

Net increase in net assets resulting from operations	$14,889,402

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended:

	March 31, 2013	March 31, 2012
From operations:
Net investment income	$7,703,085	$8,680,651
Net realized gain from investment securities and foreign currency transactions	874,395	772,999
Net change in unrealized appreciation (depreciation) on investment securities and foreign currency transactions	6,311,922	(1,516,368)

Net increase in net assets resulting from operations	14,889,402	7,937,282

Distributions to shareholders:
From net investment income	(8,088,027)	(9,383,375)

Total distributions to shareholders	(8,088,027)	(9,383,375)

Net increase (decrease) in net assets	6,801,375	(1,446,093)

Net assets:
Beginning of year	140,460,807	141,906,900

End of year	$147,262,182	$140,460,807

Distributions in excess of net investment income	$(1,329,381)	$(1,431,108)

FINANCIAL HIGHLIGHTS

For the years ended:

For a share outstanding throughout each period

	March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009
Net asset value
Beginning of year	$22.23	$22.46	$22.04	$17.84	$20.73

Investment operations
Net investment income(A)	1.22	1.37	1.47	1.50	1.17
Net realized and unrealized gain (loss)	1.14	(0.11)	0.63	4.25	(2.79)

Total from investment operations	2.36	1.26	2.10	5.75	(1.62)

Distributions
Net investment income	(1.28)	(1.49)	(1.68)	(1.55)	(1.27)

Total distributions	(1.28)	(1.49)	(1.68)	(1.55)	(1.27)

Net asset value
End of year	$23.31	$22.23	$22.46	$22.04	$17.84

Market value per share
End of year	$21.62	$21.79	$21.08	$22.66	$16.60

Total net asset value return(B)	10.74%	5.92%	10.00%	33.49%	(7.20)%

Total market price return(C)	4.78%	10.62%	0.41%	47.50%	(3.24)%

Net assets end of year (000’s)	$147,262	$140,461	$141,907	$139,241	$112,741

Ratio and supplemental data
Expenses to average net assets	0.72%	0.78%	0.80%	0.71%	0.72%
Net investment income to average net assets	5.36%	6.19%	6.61%	7.28%	6.13%
Portfolio turnover rate	30%	33%	65%	131%	129%

The number of shares outstanding at the end of each period was 6,318,771.

(A)	Calculated based on average number of shares outstanding.

(B)	Total net asset value return is based on the change in current net asset value on the first day of each year reported and a sale at the current net asset value on the last day of each year reported, and assuming reinvestment of dividends and other distributions at the market prices on the payable dates. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.

(C)	Total market price return is based on the change in current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, taking into account dividends reinvested at market prices in accordance with the terms of the dividend reinvestment plan.

Note: Prior to April 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2013

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of March 31, 2013. The Fund does not have a significant holding in the Navigator.

By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. The value of loaned securities and related collateral outstanding at March 31, 2013 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Income from loaned securities in the Statement of Operations is net of fees earned by the lending agent for its services.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2013

NOTE 1. (continued)

proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Fund may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Fund engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement.

Delayed Delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Fund if the other party to the transaction defaults on its obligation to make payment or delivery, and the Fund is delayed or prevented from completing the transaction. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Fund sells a security on a delayed delivery basis, the Fund does not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income in the Statement of Operations with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

The PIKs at March 31, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Fund may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. See “Automatic Reinvestment Plan” on page 19 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2013

NOTE 2. (continued)

methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.‘s (“TAM”) internal valuation committe’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Portfolio uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2013

NOTE 2. (continued)

Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized as Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2013

NOTE 3. (continued)

AEGON USA Investment Management, LLC (“AUIM”) is both an affiliate and sub-adviser of the Fund.

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s administrator. TAM, AUIM, and TFS are affiliates of AEGON, NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. No interested director receives compensation from the Fund.

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%

There were no fees waived during the year ended March 31, 2013.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended March 31, 2013 were as follows:

Purchases of securities:
Long-term	$37,216,737
U.S. Goverment	5,740,808

Proceeds from maturities and sales of securities:

Long-term	36,134,844
U.S. Government	5,630,872

NOTE 5. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has evaluated the Fund’s tax provisions taken for all open tax years 2008—2011, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, foreign bonds, foreign currency transactions, capital loss carryforwards, dividends payable, paydowns, and bond premium amortization.

Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These reclassifications are as follows:

Additional paid-in capital	$(327,618)
Undistributed (accumulated) net investment income (loss)	486,669
Undistributed (accumulated) net realized gain (loss) from investment securities	(159,051)

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2013

NOTE 5. (continued)

At March 31, 2013, the Fund had capital loss carryforwards available to offset future realized gains through the periods listed below:

Capital Loss Carryforwards	Available Through
$6,222,509	March 31, 2017

The capital loss carryforwards utilized or expired during the year ended March 31, 2013 were $714,449.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2013 and 2012 was as follows:

2013 Distributions paid from:
Ordinary Income	$8,088,027
Long-Term Capital Gain	—
2012 Distributions paid from:
Ordinary Income	9,383,375
Long-Term Capital Gain	—

The tax basis components of distributable earnings as of March 31, 2013 are as follows:

Undistributed Ordinary Income	$—

Undistributed Long-Term Capital Gain	—

Capital Loss Carryforwards	(6,222,509)

Post October Capital Loss Deferral	—

Post October Currency Loss Deferral	—

Net Unrealized Appreciation (Depreciation)	13,127,252

Other Temporary Differences	(473,908)

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Income Shares, Inc.	Annual Report 2013

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Transamerica Income Shares, Inc.:

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Transamerica Income Shares, Inc. (the “Fund”) as of March 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for periods ended prior to April 1, 2010 were audited by another independent registered public accounting firm whose report, dated May 24, 2010, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Income Shares, Inc. at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 29, 2013

Transamerica Income Shares, Inc.	Annual Report 2013

SUPPLEMENTAL TAX INFORMATION (unaudited)

For corporate shareholders, 1.14% of investment income (divided income plus short-term gains, if any) qualifies for the dividends received deduction.

The Fund designates a maximum amount of $91,626 as qualified dividend income, which is 1.13% of what was distributed.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. Complete information was computed and reported in conjunction with year 2012 Form 1099-DIV.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare

P.O. Box 43006

Providence, RI 02940-3006

Telephone: 800-454-9575

Transamerica Income Shares, Inc.	Annual Report 2013

Board Members and Officers

The Board Members and executive officers of the Company are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Company because of his current or former service with Transamerica Asset Management, Inc. (“TAM”) or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Company and may also be referred to herein as an “Independent Board Member.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment adviser and its respective sub-adviser.

The funds are among the funds advised and sponsored by TAM (collectively, “Transamerica Mutual Funds”). The Transamerica Mutual Funds consist of Transamerica Funds, Transamerica Series Trust (“TST”), Transamerica Income Shares, Inc. (“TIS”), Transamerica Partners Funds Group (“TPFG”), Transamerica Partners Funds Group II (“TPFG II”), Transamerica Partners Portfolios (“TPP”) and Transamerica Asset Allocation Variable Funds (“TAAVF”) and consists of 168 funds as of the date of this annual report.

The mailing address of each Board Member is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716.

The Board Members, their year of birth, their positions with the Company, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in Transamerica Mutual Funds the Board oversees, and other board memberships they hold are set forth in the table below.

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER
Thomas A. Swank (1960)	Chairman, Board Member, President and Chief Executive Officer	Since 2012

President and Chief Executive Officer, Transamerica Individual Savings & Retirement (2010 – present);

President and Chief Executive Officer, Transamerica Capital Management (2009 – present);

Chairman (2013 – present), Board Member (2012 – present), President and Chief Executive Officer, Transamerica Funds, TST, TIS (2012 – present);

Chairman (2013 – present), Board Member (2013 – present), President and Chief Executive Officer, TPP, TPFG, TPFG II and TAAVF

(2012 – present);

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Asset Management, Inc. (“TAM”)

(2012 – present);

				168	N/A

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER — continued
Thomas A. Swank (continued)

Director, Chairman of the Board, Chief Executive Officer and President, Transamerica Fund Services, Inc. (“TFS”)

(2012 – present);

Director and Trust Officer, Massachusetts Fidelity Trust Company (2012 – present);

Director, AEGON Sony Life Insurance Co., LTD.

(2011 – present);

Division President, Monumental Life Insurance Company

(2011 – present);

Division President, Western Reserve Life Assurance Co. of Ohio (2011 – present);

Vice President, Money Services, Inc. (2011 – present);

Director, AEGON Financial Services Group, Inc. (2010 – present);

Director, AFSG Securities Corporation (2010 – present);

Director and President, Transamerica Advisors Life Insurance Company

(2010 – present);

Director, Chairman of the Board and President, Transamerica Advisors Life Insurance Company of New York (2010 – present);

Director and President, Transamerica Resources, Inc. (2010 – present);

Executive Vice President, Transamerica Life Insurance Company (2010 – present);

Executive Vice President, Transamerica Financial Life Insurance Company

(2009 – present);

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBER — continued
Thomas A. Swank (continued)

Director, Transamerica Capital, Inc. (2009 – present); and

President and Chief Operating Officer (2007 – 2009), Senior Vice President, Chief Marketing Officer (2006 – 2007), Senior Vice President, Chief Financial Officer (2003 – 2006), Senior Vice President, Chief Risk Officer

(2000 – 2003), Senior Vice President, Chief Investment Officer (1997 – 2000); and

High Yield Portfolio Manager (1992 – 1997), Security Benefit Corporation.

Alan F. Warrick (1948)	Board Member	Since 2012	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2012 – present); Consultant, AEGON USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, AEGON USA (1994 – 2010).	168	First Allied Holdings Inc. (2013 – present)
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	168	Big 5 Sporting Goods (2002 – present); AGL Resources, Inc. (energy services holding company) (2008 – present)

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Leo J. Hill (1956)	Lead Independent Board Member	Since 2002

Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present);

Board Member, TST

(2001 – present);

Board Member, Transamerica Funds and TIS

(2002 – present);

Board Member, TPP, TPFG, TPFG II and TAAVF

(2007 – present);

Board Member, TII

(2008 – 2010);

President, L. J. Hill & Company (a holding company for privately-held assets) (1999 – present);

Market President, Nations Bank of Sun Coast Florida

(1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida

(1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida

(1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia

(1976 – 1991).

				168	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
David W. Jennings (1946)	Board Member	Since 2009	Board Member, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	168	N/A

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Russell A. Kimball, Jr. (1944)	Board Member	Since 2002	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, Transamerica Funds, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	168	N/A
Eugene M. Mannella (1954)	Board Member	Since 2007	Chief Executive Officer, HedgeServ Corporation (hedge fund administration) (2008 – present); Self-employed consultant (2006 – present); Managing Member and Chief Compliance Officer, HedgeServ Investment Services, LLC (limited purpose broker-dealer) (2011 – present); President, ARAPAHO Partners LLC (limited purpose broker-dealer) (1998 – 2008); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); and President, International Fund Services (alternative asset administration) (1993 – 2005).	168	N/A

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Norman R. Nielsen, Ph.D. (1939)	Board Member	Since 2006	Retired (2005 – present); Board Member, Transamerica Funds, TST and TIS (2006 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Director, Aspire Inc. (formerly, Iowa Student Loan Service Corporation) (2006 – present); Director, League for Innovation in the Community Colleges (1985 – 2005); Director, Iowa Health Systems (1994 – 2003); Director, U.S. Bank (1985 – 2006); and President, Kirkwood Community College (1985 – 2005).	168	Buena Vista University Board of Trustees (2004 – present)
Joyce G. Norden (1939)	Board Member	Since 2007	Retired (2004 – present); Board Member, TPFG, TPFG II and TAAVF (1993 – present); Board Member, TPP (2002 – present); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010); and Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 – 2004).	168	Board of Governors, Reconstructionist Rabbinical College (2007 – 2012)
Patricia L. Sawyer (1950)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, Transamerica Funds, TST and TIS (2007 – present); Board Member, TII (2008 – 2010);	168	Honorary Trustee, Bryant University (1996 – present)

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Patricia L. Sawyer (continued)			Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University; Vice President, American Express (1987 – 1989); Vice President, The Equitable (1986 – 1987); and Strategy Consultant, Booz, Allen & Hamilton (1982 – 1986).	168	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (1952)	Board Member	Since 2004	Attorney, Englander Fischer, LLP (2008 – present); Retired (2004 – 2008); Board Member, TST and TIS (2004 – present); Board Member, Transamerica Funds (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	168	Operation PAR, Inc. (2008 – present); West Central Florida Council – Boy Scouts of America (2008 – 2013)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Company’s Articles of Incorporation.

Transamerica Income Shares, Inc.	Annual Report 2013

OFFICERS

The mailing address of each officer is c/o Secretary, 570 Carillon Parkway, St. Petersburg, Florida 33716. The following table shows information about the officers, including their year of birth, their positions held with the Company and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas A. Swank (1960)	Chairman, Board Member, President and Chief Executive Officer	Since 2012	See Table Above.
Timothy S. Galbraith (1964)	Vice President and Chief Investment Officer, Alternative Investments	Since 2012

Vice President and Chief Investment Officer, Alternative Investments, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2012 – present);

Senior Vice President and Chief Investment Officer, Alternative Investments

(2012 – present), TAM;

Head of Alternative Investment Strategies, Morningstar Associates, LLC

(2009 – 2012); and

Managing Director, Bear Stearns Asset Management (2001 – 2009).

Dennis P. Gallagher (1970)	Vice President, General Counsel and Secretary	Since 2006

Vice President, General Counsel and Secretary, Transamerica Funds, TST and TIS

(2006 – present);

Vice President, General Counsel and Secretary, TPP, TPFG, TPFG II and TAAVF

(2007 – present);

Vice President, General Counsel and Secretary, TII, (2006 – 2010);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM

(2006 – present);

Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – present);

Assistant Vice President, TCI (2007 – present);

Director, Deutsche Asset Management

(1998 – 2006); and

Corporate Associate, Ropes & Gray LLP

(1995 – 1998).

Todd R. Porter (1961)	Vice President and Chief Investment Officer, Asset Allocation	Since 2012

Vice President and Chief Investment Officer, Asset Allocation, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2012 – present);

Senior Vice President and Chief Investment Officer, Asset Allocation

(2012 – present), TAM;

Chief Investment Officer, Fund Architects, LLC (2007 – 2012); and

Chief Investment Strategist, Morningstar Associates, LLC (1999 – 2006).

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Christopher A. Staples (1970)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services

(2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management

(2005 – 2006), Transamerica Funds, TST and TIS;

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer

(2007 – 2010), Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present) and Chief Investment Officer, Advisory Services (2007 – present), TAM;

Director, TFS

(2005 – present); and

Assistant Vice President, Raymond James & Associates (1999 – 2004).

Elizabeth Strouse (1974)	Vice President, Treasurer and Principal Financial Officer	Since 2010

Vice President, Treasurer and Principal Financial Officer (2011 – present), Assistant Treasurer

(2010 – 2011), Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF;

Vice President and Chief Accounting Officer,

TAM and TFS (2009 – present);

Director, Fund Administration, TIAA-CREF

(2007 – 2009); and

Manager (2006 – 2007) and Senior (2003 – 2006) Accounting and Assurance, PricewaterhouseCoopers, LLC.

Robert S. Lamont, Jr. (1973)	Vice President, Chief Compliance Officer and Conflicts of Interest Officer	Since 2010

Vice President, Chief Compliance Officer and Conflicts of Interest Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2010 – present);

Vice President and Senior Counsel, TAM and TFS (2007 – present);

Senior Counsel, United States Securities and Exchange Commission

(2004 – 2007); and

Associate, Dechert, LLP (1999 – 2004).

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Bradley O. Ackerman (1966)	Deputy Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007

Deputy Chief Compliance Officer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2012 – present);

Anti-Money Laundering Officer, TPP, TPFG, TPFG II and TAAVF

(2009 – present);

Anti-Money Laundering Officer, Transamerica Funds, TST and TIS (2007 – present);

Senior Compliance Officer, TAM

(2007 – present); and

Director, Institutional Services, Rydex Investments (2002 – 2007).

Sarah L. Bertrand (1967)	Assistant Secretary	Since 2009

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2009 – present);

Assistant Secretary, TII

(2009 – 2010);

Assistant Vice President and Director, Legal Administration, TAM and TFS

(2007 – present);

Assistant Secretary and Chief Compliance Officer, 40|86 Series Trust and 40|86 Strategic Income Fund (2000 – 2007); and

Second Vice President and Assistant Secretary, Legal and Compliance, 40|86 Capital Management, Inc. (1994 – 2007).

Timothy J. Bresnahan (1968)	Assistant Secretary	Since 2009	Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF (2009 – present); Assistant Secretary, TII (2009 – 2010); and Vice President and Senior Counsel, TAM (2008 – present).
Richard J. Wirth (1958)	Assistant Secretary	Since 2013

Assistant Secretary, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2013 – present);

Director, Senior Vice President, Division General Counsel and Secretary, Transamerica Advisors Life Insurance Company (2012 – present);

Senior Vice President and Division General Counsel, Transamerica Advisors Life Insurance Company of New York (2012 – present);

Vice President and Division General Counsel, Transamerica Financial Life Insurance Company (2012 – present);

Senior Vice President and Division General Counsel, Transamerica Life Insurance Company (2012 – present);

Transamerica Income Shares, Inc.	Annual Report 2013

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Richard J. Wirth (continued)

Senior Vice President and Division General Counsel, Monumental Life Insurance Company (2012 – present);

Senior Vice President and Division General Counsel, Western Reserve Life Assurance Co. of Ohio (2012 – present);

Secretary, Aegon Financial Services Group, Inc. (2012 – present); and

Assistant General Counsel, The Hartford

(2004 – 2012).

Maria P. Sell (1978)	Assistant Treasurer	Since 2013

Assistant Treasurer, Transamerica Funds, TST, TIS, TPP, TPFG, TPFG II and TAAVF

(2013 – present);

Director, Fund Administration, TAM

(2012—present);

Vice President, Fund Administration, J.P. Morgan (2010 – 2012); and

Assurance Manager, PricewaterhouseCoopers LLC (2006 – 2010).

*	Elected and serves at the pleasure of the Board of the Company.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Company, except for the Chief Compliance Officer, receives any compensation from the Company.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

NOTICE OF PRIVACY POLICY

(unaudited)

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Annual Report 2013

Transamerica Income Shares, Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Annual Report 2013

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.
(b)	Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.
(c)	During the period covered by the report no amendments were made to the provisions of this Code of Ethics.
(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.
(e)	Not Applicable.
(f)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Directors has determined that Sandra N. Bane, John W. Waechter and Eugene M. Mannella are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, Mr. Waechter and Mr. Mannella are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, Mr. Waechter and Mr. Mannella as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

	(in thousands)	Fiscal Year Ended 3/31

		2013	2012

(a)	Audit Fees	24	23
(b)	Audit-related Fees (1)	0	0
(c)	Tax Fees (2)	6	6
(d)	All Other Fees	N/A	N/A
(e) (1)	Pre-approval policy (3)
(e) (2)	% of above that were pre-approved	0%	0%
(f)	If greater than 50%, disclose hours	N/A	N/A
(g)	Non-audit fees rendered to Adviser (or affiliate that provided services to Registrant)	N/A	N/A
(h)

Disclose whether the Audit Committee has considered whether the provisions of non-audit services rendered to the Adviser that were NOT pre-approved is compatible with maintaining the auditor’s independence.

		Yes	Yes

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(3)

Audit Committee Preapproval Policy (“Procedures”). Generally, the Fund’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Fund by the independent accountant and (ii) all non-audit services performed by the Fund’s independent accountant for the Fund’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Fund, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Fund.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Fund will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Fund’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

Item 5: Audit Committee of Listed Registrant.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Eugene M. Mannella, Norman R. Nielsen, Joyce G. Norden, Patricia L. Sawyer, and John W. Waechter.

Item 6: Investments.

(a)	The Schedule of Investments is included in the annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	No disclosures are required by this Item 6(b).

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

TRANSAMERICA INCOME SHARES, INC. (THE “FUND”)

PROXY VOTING POLICIES AND PROCEDURES

I.	Statement of Principle

The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ stockholders and have accordingly adopted these procedures.

II.	Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Adviser”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Fund to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees/Directors of each Fund adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

III.	Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the Funds or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

IV.	Securities on Loan

The Boards of Trustees/Directors of the Funds have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised 11/13/09

TRANSAMERICA ASSET MANAGEMENT, INC. (“TAM”)

PROXY VOTING POLICIES AND PROCEDURES (“TAM Proxy Policy”)

PROXY VOTING POLICIES AND PROCEDURES

I.	Statement of Principle

The portfolios seek to assure that proxies received by the portfolios are voted in the best interests of the portfolios’ stockholders and have accordingly adopted these procedures.

II.	Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies

Each portfolio delegates the authority to vote proxies related to portfolio securities to TAM (the “Adviser”), as investment adviser to each portfolio, which in turn delegates proxy voting authority for most portfolios of the portfolio to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees (“Board”) of each portfolio adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a “Proxy Voting Policy”) that will be used by each of these respective entities when exercising voting authority on behalf of the portfolio. These policies and procedures are herein.

III.	Annual Review of Proxy Voting Policies of Adviser and Sub-Advisers

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the portfolios and Adviser. Any inconsistency between the Sub-Adviser’s Proxy Voting Policy and that of the portfolios or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to the legal department for inclusion in applicable SEC filings.

IV.	Securities on Loan

The Board of the portfolios have authorized the Adviser, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the portfolios. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the portfolio wish to exercise its vote for a particular proxy, the Adviser will immediately contact State Street and terminate the loan.

Last Revised:  November 13, 2009

Item 8:  Portfolio Managers of Closed-End Management Investment Companies

Name/Year Joined	Role	Employer	Positions Over Past Five Years
Brian W. Westhoff, CFA/2005	Lead Portfolio Manager	AUIM	Principal, Portfolio Manager
Bradley J. Beman, CFA, CPA/2011	Portfolio Manager	AUIM	Senior Vice President, Director – High Yield, Chief Investment Officer
Jim Schaeffer/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Distressed Debt, Head of US Leveraged Finance
David Halfpap, CFA/2011	Portfolio Manager	AUIM	Executive Vice President, Portfolio Manager, Head of US Investment Strategy
Rick Perry, CFA, CPA/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Investment Grade Credit

(a) (2) Other Accounts Managed by Portfolio Managers

The table below indicates, for each portfolio manager of the fund, information about the accounts, other than the fund, over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2013.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed (in Millions)	Number	Assets Managed (in Millions)	Number	Assets Managed (in Millions)
Brian W. Westhoff	2	$434	2	$343	19	$4,045
Bradley J. Beman	4	$1,442	5	$432	8	$3,068
Jim Schaeffer	4	$1,442	5	$432	12	$3,779
David Halfpap	14	$7,068	0	$0	27	$6,154
Rick Perry	2	$434	0	$0	18	$43,334

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brian W. Westhoff	0	$0	0	$0	0	$0
Bradley J. Beman	0	$0	0	$0	1	$417
Jim Schaeffer	0	$0	0	$0	3	$773
David Halfpap	0	$0	0	$0	0	$0
Rick Perry	0	$0	0	$0	0	$0

Conflict of Interest

At AEGON USA Investment Management, LLC (AUIM), individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the portfolio, AUIM manages separate accounts for institutions. AUIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Risk and Control Committee. AUIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Compensation

As of March 31, 2013, each portfolio manager’s compensation is provided by the portfolio’s sub-adviser and not by the portfolio. The portfolio manager’s compensation consists of a fixed base salary and a variable performance incentive. The performance incentive is based on the following factors: the economic performance of the overall relevant portfolio manager’s asset class, including the performance of the portfolio’s assets; leadership and communication with clients; assisting with the sub-adviser’s strategic goals; and AEGON USA’s earnings results. Some of the portfolio managers participate in the sub-adviser’s deferred compensation plan, which is based on the same performance factors as the variable performance incentive compensation but payment of which is spread over a three-year period.

Share Ownership by Portfolio Managers

The following table indicates as of March 31, 2013 the value, within the indicated range, of shares beneficially owned by each portfolio manager of the fund.

Portfolio Manager	Beneficial Ownership of the Fund
Brian W. Westhoff	$10,001 - $50,000
Bradley J. Beman	None
Jim Schaeffer	None
David Halfpap	None
Rick Perry	None

Item 9:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1 through April 30, 2012	0	$0.00	0	0
May 1 through May 1, 2012	0	$0.00	0	0
June 1 through June 30, 2012	0	$0.00	0	0
July 1 through July 31, 2012	0	$0.00	0	0
August 1 through August 31, 2012	0	$0.00	0	0
September 1 through September 30, 2012	0	$0.00	0	0
October 1 through October 31, 2012	0	$0.00	0	0
November 1 through November 30, 2012	0	$0.00	0	0
December 1 through December 31,2012	0	$0.00	0	0
January 1 through January 31, 2013	0	$0.00	0	0
February 1 through February 29, 2013	0	$0.00	0	0
March 1 through March 31, 2013	0	$0.00	0	0
Total	0	$0.00	0	0

Item 10: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
	(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 24, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	May 24, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(1)	Code of Ethics for Chief Executive and Principal Financial Officers
12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and
Principal Financial Officer